Note Hurricanes Impact (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for Loan and Lease Losses	$ 325,424	$ 170,016	$ 241,478
Adjustments To Indemnity Reserves On Loans Sold	(22,377)	(17,285)	(18,628)
Personnel costs	484,230	487,476	477,519
Net occupancy expenses	89,194	85,653	86,888
Equipment Expense	65,142	62,225	60,110
Business promotion	58,445	53,014	52,076
Professional Fees	292,488	323,043	308,985
Communication	22,466	23,897	25,146
Other real estate owned (O R E O) expenses	48,540	47,119	85,568
Other operating expenses	117,539	90,447	95,075
Total operating expenses	1,257,196	$ 1,255,635	$ 1,288,221
Hurricanes
Provision for Loan and Lease Losses	67,615
Adjustments To Indemnity Reserves On Loans Sold	(3,436)
Personnel costs	1,841
Net occupancy expenses	2,905
Equipment Expense	531
Donations	1,248
Other sponsorship and promotions expenses	2,372
Business promotion	3,620
Professional Fees	167
Communication	33
Other real estate owned (O R E O) expenses	2,893
Write-down of premises and equipment	3,626
Other expenses	1,365
Other operating expenses	4,991
Total operating expenses	16,981
Total expenses	$ 88,032